Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 8,414,667	₩ 9,051,708
Due from customers for contract work	1,311,508	990,436
Advance received	1,233,424	1,583,732
Due to customers for contract work	756,316	813,207
Unearned revenue	₩ 84,195	₩ 133,765